Computer Software, net (Tables)	12 Months Ended
Dec. 31, 2012
Computer Software, Intangible Asset
Components of Intangible Assets

Computer software at December 31 is summarized as follows:

(in thousands)	2012	2011
Licensed computer software	$461,217	423,100
Software development costs	303,668	283,452
Acquisition technology intangibles	89,371	76,055

Total computer software	854,256	782,607

Less accumulated amortization:
Licensed computer software	336,521	309,571
Software development costs	232,113	208,781
Acquisition technology intangibles	58,705	49,011

Total accumulated amortization	627,339	567,363

Computer software, net	$226,917	215,244

Weighted Average Useful Life

The weighted average useful life for each component of computer software, and in total, at December 31, 2012, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.5
Software development costs	5.9
Acquisition technology intangibles	6.6

Total	5.8

Estimated Future Amortization Expense

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2012 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2013	$35,676	25,345	10,306
2014	31,020	19,025	8,471
2015	24,521	13,331	5,426
2016	15,911	9,028	3,958
2017	11,153	4,734	2,474

Contract Acquisition Costs
Components of Intangible Assets

Significant components of contract acquisition costs at December 31 are summarized as follows:

(in thousands)	2012	2011
Conversion costs, net	$85,402	88,765
Payments for processing rights, net	75,865	74,222

Total	$161,267	162,987

Weighted Average Useful Life

The weighted average useful life for each component of contract acquisition costs, and in total, at December 31, 2012 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	12.6
Conversion costs	9.4

Total	11.0

Estimated Future Amortization Expense

Estimated future amortization expense on payments for processing rights and conversion costs as of December 31, 2012 for the next five years is:

(in thousands)	Conversion Costs	Payments for Processing Rights
2013	$17,769	14,622
2014	16,699	13,460
2015	15,715	11,552
2016	13,059	9,181
2017	9,316	7,240

Other intangible assets
Components of Intangible Assets

Significant components of other intangible assets at December 31 are summarized as follows:

	2012
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$167,641	(49,822)	$117,819
Trade association	10,000	(2,750)	7,250
Trade name	2,537	(1,504)	1,033
Channel relationships	1,600	(266)	1,334
Covenants-not-to-compete	3,440	(822)	2,618

Total	$185,218	(55,164)	$130,054

	2011
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$106,312	(34,899)	$71,413
Trade association	10,000	(1,750)	8,250
Trade name	2,024	(2,024)	—
Channel relationships	1,600	(107)	1,493
Covenants-not-to-compete	1,140	(1,046)	94

Total	$121,076	(39,826)	$81,250

Weighted Average Useful Life

The weighted average useful life for each component of other intangible assets, and in total, at December 31, 2012 is as follows:

Weighted Average Amortization Period (Yrs)
Customer relationships	8.2
Trade association	10.0
Trade name	2.7
Channel relationships	10.0
Covenants-not-to-compete	2.9

Total	8.1

Estimated Future Amortization Expense	Estimated future amortization expense on other intangible assets as of December 31, 2012 for the next five years is:

(in thousands)
2013	$21,885
2014	21,445
2015	19,669
2016	19,111
2017	18,721